Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012
Current assets:
Cash and cash equivalents	$ 589	$ 581	$ 523
Accounts receivable	5,842	4,566	3,413
Inventories	7,082	6,042	4,595
Prepaid expenses and other assets	4,999	3,970	3,332
Income tax receivable	0	995	1,016
Total current assets	18,512	16,154	12,879
Property and equipment, net	158,413	136,287	103,831
Deferred tax assets, net	2,753	2,791	5,496
Other assets, net	2,132	1,763	4,119
Total long-term assets	163,298	140,841	113,446
Total assets	181,810	156,995	126,325
Current liabilities:
Accounts payable	8,817	9,393	6,900
Accrued payroll and benefits	8,871	5,345	6,198
Accrued expenses and other current liabilities	7,614	7,249	5,846
Income tax payable	909	0
Current deferred tax liabilities	1,351	1,023	863
Current portion of long-term debt	0	750	750
Total current liabilities	27,562	23,760	20,557
Long-term debt	1,714	93,731	77,523
Deferred rent	27,596	23,013	18,644
Other long-term liabilities	2,426	2,483	2,078
Total liabilities	59,298	142,987	118,802
Temporary equity:
Common stock subject to put options	0	3,601	2,572
Stockholders' equity:
Preferred stock	0	0	0
Common stock	294	232	232
Additional paid-in capital	114,318	7,585	6,291
Accumulated other comprehensive loss, net of tax	0	(24)	(52)
Retained earnings	7,900	2,614	(1,520)
Total stockholders' equity	122,512	10,407	4,951
Total liabilities and stockholders' equity	$ 181,810	$ 156,995	$ 126,325